Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
Year	Summary Compensation Table Total for CEO	Compensation Actually Paid to CEO[1]	Average Summary Compensation Table Total for Non-CEO NEOs	Average Compensation Actually Paid to Non-CEO NEOs[2]	Value of Initial Fixed $100 Investment Based On:		Net Income (in millions)	Core FFO per Share[4]
					Total Shareholder Return (TSR)	Peer Group[3] TSR
2022	$4,856,465	$583,503	$1,754,644	$540,222	$130.87	$94.43	$120.7	$1.08
2021	$4,517,543	$15,562,928	$1,448,152	$4,047,439	$190.70	$135.61	$45.5	$0.84
2020	$3,495,195	$5,384,680	$1,075,244	$1,446,639	$99.22	$84.73	$14.9	$0.73

Peer Group Issuers, Footnote [Text Block]	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the constituent members of the FTSE NAREIT Apartment Index, which we use to determine our relative TSR performance for the objective component of our annual PSU awards.
PEO Total Compensation Amount	$ 4,856,465	$ 4,517,543	$ 3,495,195
PEO Actually Paid Compensation Amount	$ 583,503	15,562,928	5,384,680
Adjustment To PEO Compensation, Footnote [Text Block]	The dollar amounts reported represent the amount of Compensation Actually Paid ("CAP") to our Chief Executive Officer ("CEO"), Scott Schaeffer, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Schaeffer during the applicable year. To calculate CAP to Mr. Schaeffer, for each of the years shown, the following amounts were deducted from and added to Summary Compensation Table ("SCT") total compensation.
CEO SCT Total to CAP Reconciliation:

Year	SCT Total	Deductions from SCT Total (i)	Additions to SCT Total (ii)	CAP
2022	$4,856,465	$2,422,221	$(1,850,741)	$583,503
2021	$4,517,543	$2,112,055	$13,157,440	$15,562,928
2020	$3,495,195	$1,626,039	$3,515,524	$5,384,680
(i)Represents the grant date fair value of equity-based awards granted each year, as shown in the Stock Awards column of the Summary Compensation Table.
(ii)Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. The equity component of CAP is further detailed in the supplemental table below.
CEO Equity Component of CAP:

Year	Fair Value of Equity Awards Granted in the Year and Outstanding and Unvested as of Year End	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years and Outstanding and Unvested as of Year End	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that were Forfeited in the Year	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2022	$1,877,486	$(2,293,050)	$—	$(1,567,536)	$—	$132,359	$(1,850,741)
2021	$4,605,017	$4,617,483	$—	$3,835,525	$—	$99,416	$13,157,440
2020	$1,851,651	$838,857	$—	$781,179	$—	$43,837	$3,515,524

Non-PEO NEO Average Total Compensation Amount	$ 1,754,644	1,448,152	1,075,244
Non-PEO NEO Average Compensation Actually Paid Amount	$ 540,222	4,047,439	1,446,639
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The dollar amounts reported in column (e) represent the average amount of CAP to the non-CEO named executive officers (“Non-CEO NEOs”) as a group, as computed in accordance with Item 402(v) of Regulation S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Non-CEO NEOs during the applicable year. The Non-CEO NEOs reflected in columns (d) and (e) consist of the following individuals for each of the years shown: James Sebra, Farrell Ender, Jessica Norman and Jason Delozier. In addition, Ella Neyland is included as a Non-CEO NEO for 2022 only. To calculate CAP to our Non-CEO NEOs for each of the years shown, the following amounts were deducted from and added to SCT total compensation.
Average Non-CEO NEOs SCT Total to CAP Reconciliation:

Year	SCT Total	Deductions from SCT Total (i)	Additions to SCT Total (ii)	CAP
2022	$1,754,644	$640,995	$(573,427)	$540,222
2021	$1,448,152	$565,596	$3,164,883	$4,047,439
2020	$1,075,244	$421,944	$793,340	$1,446,639
(i)Represents the grant date fair value of equity-based awards granted each year, as shown in the Stock Awards column of the Summary Compensation Table.
(ii)Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. The equity component of CAP is further detailed in the supplemental table below.
Average Non-CEO NEOs Equity Component of CAP:

Year	Fair Value of Equity Awards Granted in the Year and Outstanding and Unvested as of Year End	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years and Outstanding and Unvested as of Year End	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that were Forfeited in the Year	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2022	$364,859	$(602,627)	$47,631	$(406,188)	$—	$22,897	$(573,427)
2021	$1,233,196	$1,286,754	$—	$620,191	$—	$24,742	$3,164,883
2020	$480,498	$154,697	$—	$145,053	$—	$13,092	$793,340

Compensation Actually Paid vs. Net Income [Text Block]	Table 1 below graphs the dollar changes in CAP to our CEO, average CAP to our NON-CEO NEOs ("Executive Pay") and our net income for the three-year period ending December 31, 2022.
Compensation Actually Paid vs. Company Selected Measure [Text Block]	Table 2 below graphs the dollar changes in Executive Pay, and our Core FFO per share for the three-year period ending December 31, 2022.
Total Shareholder Return Vs Peer Group [Text Block]	Table 3 below graphs the dollar changes in our Executive Pay, our TSR, and our peer group TSR for the three-year period ending December 31, 2022.
Tabular List [Table Text Block]
The following unranked list provides the financial performance measures that are the most important measures used to link executive compensation actually paid for fiscal year 2022 to company performance. The measures in this table are not ranked.

•Core FFO per Share	•Operating Margin
•G&A % of Revenue	•Relative TSR
•Net Debt to EBITDA	•Same-Store NOI Growth

Total Shareholder Return Amount	$ 130.87	190.70	99.22
Peer Group Total Shareholder Return Amount	94.43	135.61	84.73
Net Income (Loss)	$ 120,700,000	$ 45,500,000	$ 14,900,000
Company Selected Measure Amount | $ / shares	1.08	0.84	0.73
PEO Name	Scott Schaeffer
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	•Core FFO per Share
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	•G&A % of Revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	•Net Debt to EBITDA
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	•Operating Margin
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	•Relative TSR
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	•Same-Store NOI Growth
PEO [Member] | Deductions From SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 2,422,221	$ 2,112,055	$ 1,626,039
PEO [Member] | Additions To SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,850,741)	13,157,440	3,515,524
PEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	1,877,486	4,605,017	1,851,651
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(2,293,050)	4,617,483	838,857
PEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(1,567,536)	3,835,525	781,179
PEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
PEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	132,359	99,416	43,837
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,850,741)	13,157,440	3,515,524
Non-PEO NEO [Member] | Deductions From SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	640,995	565,596	421,944
Non-PEO NEO [Member] | Additions To SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(573,427)	3,164,883	793,340
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	364,859	1,233,196	480,498
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(602,627)	1,286,754	154,697
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	47,631	0	0
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(406,188)	620,191	145,053
Non-PEO NEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	22,897	24,742	13,092
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (573,427)	$ 3,164,883	$ 793,340